Details of Certain Consolidated Statements of Income Lines (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 2,761	$ 2,301	$ 2,131
Fair Value Change Forward Exchange Contract [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense			45
Cumulative Translation Adjustment Benefit [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense			135
Certain Account Reconciliations [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense			59
Occupancy and equipment [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	1,685	1,562	1,619
Communications [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	378	383	414
Mastercard and Visa settlements [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	(562)	(852)	(852)
Other net expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 1,260	$ 1,208	$ 950